Regulatory Requirements And Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Schedule Of Capital Amounts And Ratios
The Company’s and City National’s actual capital amounts and ratios are presented in the following table (dollars in thousands):

	2013		2012		Well Capitalized Ratio	Minimum Ratio
	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-Weighted Assets):
Consolidated	$346,039	13.8%	$298,321	13.9%	10.0%	8.0%
City National	302,817	12.2%	264,126	12.4%	10.0%	8.0%

Tier I Capital (to Risk-Weighted Assets):
Consolidated	$324,859	13.0%	$279,106	13.0%	6.0%	4.0%
City National	282,221	11.4%	245,273	11.5%	6.0%	4.0%

Tier I Capital (to Average Assets):
Consolidated	$324,859	9.8%	$279,106	9.8%	5.0%	4.0%
City National	282,221	8.6%	245,273	8.7%	5.0%	4.0%